LONG-TERM DEBT - Bank Credit and Letter of Credit Facilities (Details) $ in Billions		1 Months Ended					12 Months Ended
	Apr. 03, 2023 CAD ($)	Feb. 29, 2024 CAD ($)	Feb. 29, 2024 USD ($)	Jan. 31, 2024 CAD ($)	Nov. 30, 2023 CAD ($)	Apr. 30, 2023 CAD ($) tranche	Dec. 31, 2024 CAD ($)	Apr. 30, 2024 CAD ($)	Dec. 31, 2023 CAD ($)
Disclosure of detailed information about borrowings [line items]
Long-term debt							$ 38,200,000,000		$ 39,755,000,000
Short-term borrowings							2,959,000,000		1,750,000,000
Deferred government grant liability							39,000,000		0
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Long-term debt							42,886,000,000		41,895,000,000
Shaw Communications Inc.
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	$ 6,000,000,000						6,000,000,000
Proceeds on issuance of long-term debt	$ 6,000,000,000
Repayment of long-term debt				$ 500,000,000	$ 500,000,000
Debt derivatives
Disclosure of detailed information about borrowings [line items]
Notional amount									2,188,000,000
Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity							$ 4,000,000,000.0		4,000,000,000
Revolving Credit Facility | Bank Prime Rate or Base Rate | Minimum
Disclosure of detailed information about borrowings [line items]
Spread on variable rate (as a percent)							0.00%
Revolving Credit Facility | Bank Prime Rate or Base Rate | Maximum
Disclosure of detailed information about borrowings [line items]
Spread on variable rate (as a percent)							1.25%
Revolving Credit Facility | Secured Overnight Financing Rate or Canadian Overnight Repo Rate Average | Minimum
Disclosure of detailed information about borrowings [line items]
Spread on variable rate (as a percent)							0.85%
Revolving Credit Facility | Secured Overnight Financing Rate or Canadian Overnight Repo Rate Average | Maximum
Disclosure of detailed information about borrowings [line items]
Spread on variable rate (as a percent)							2.25%
Revolving Credit Facility, Tranche One
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity								$ 3,000,000,000
Revolving Credit Facility, Tranche Two
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity								$ 1,000,000,000
Term Loan Facilities
Disclosure of detailed information about borrowings [line items]
Number of tranches | tranche						3
Term Loan Facilities | Shaw Communications Inc.
Disclosure of detailed information about borrowings [line items]
Proceeds on issuance of long-term debt			$ 2.5			$ 6,000,000,000
Repayment of long-term debt		$ 3,400,000,000
Term Loan Facilities | Bank Prime Rate or Base Rate | Minimum
Disclosure of detailed information about borrowings [line items]
Spread on variable rate (as a percent)							0.00%
Term Loan Facilities | Bank Prime Rate or Base Rate | Maximum
Disclosure of detailed information about borrowings [line items]
Spread on variable rate (as a percent)							1.25%
Term Loan Facilities | Secured Overnight Financing Rate or Canadian Overnight Repo Rate Average | Minimum
Disclosure of detailed information about borrowings [line items]
Spread on variable rate (as a percent)							0.65%
Term Loan Facilities | Secured Overnight Financing Rate or Canadian Overnight Repo Rate Average | Maximum
Disclosure of detailed information about borrowings [line items]
Spread on variable rate (as a percent)							2.25%
Tranche One Maturing On April 3, 2026 | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Long-term debt									1,000,000,000
Tranche One Maturing On April 3, 2026 | Shaw Communications Inc.
Disclosure of detailed information about borrowings [line items]
Proceeds on issuance of long-term debt						2,000,000,000
Tranche Two Maturing On April 3, 2027 | Shaw Communications Inc.
Disclosure of detailed information about borrowings [line items]
Proceeds on issuance of long-term debt						2,000,000,000
Repayment of long-term debt							$ 1,600,000,000
Tranche Three Maturing On April 3, 2028 | Shaw Communications Inc.
Disclosure of detailed information about borrowings [line items]
Proceeds on issuance of long-term debt						$ 2,000,000,000
Unsecured Non-Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity							815,000,000		$ 665,000,000
Proceeds on issuance of long-term debt							64,000,000
Deferred government grant liability							$ 39,000,000
Interest rate							1.00%